Property and Equipment, Net (Details) - USD ($) $ in Thousands		Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 3,177	$ 2,928
Accumulated depreciation			2,551	2,088
Property and equipment, net	[1]	$ 480	626	840
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			712	709
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			293	293
Machinery and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			593	583
Field service units [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			1,246	1,010
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 333	$ 333

[1]	Long-lived assets are comprised of property and equipment, net.